Accrued Expenses (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accrued Expenses [Abstract]
Accrued applications costs	$ 190,761	$ 171,732	$ 95,559
Accrued payroll and related expenses - unrelated parties	229,489	125,910	107,514
Accrued professional fees	235,290	202,680	6,250
Other accrued expenses	800	800	0
Accrued expenses, Total	$ 656,340	$ 501,122	$ 209,323